Other Loss - Summary of Other (Loss) Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Other Income and Expenses [Abstract]
Write-off of contingent consideration (note 10c)	$ 36,333	$ 0	$ 36,333	$ 0
Accrual of contingent liability (note 10c)	(57,950)	0	(57,950)	0
Miscellaneous income (loss)	181	(389)	331	(14)
Other loss	$ (21,436)	$ (389)	$ (21,286)	$ (14)